Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Significant Accounting Policies [Abstract]
Reportable segment	1
Revenues	$ 289